Revenue (Details 1) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Southland Holdings Llc [Member]
Gross profit			$ 114,188	$ 93,400	$ 80,504
Segment revenue, percentage			8.90%	8.80%	7.70%
Southland Holding Llc [Member]
Gross profit	$ 42,668	$ 45,184
Segment revenue, percentage	8.00%	7.50%
Civil [Member] | Southland Holdings Llc [Member]
Gross profit			$ 40,913	$ 58,314	$ 21,875
Segment revenue, percentage			10.40%	15.80%	5.20%
Civil [Member] | Southland Holding Llc [Member]
Gross profit	$ 19,389	$ 8,891
Segment revenue, percentage	12.90%	4.90%
Transportation [Member] | Southland Holdings Llc [Member]
Gross profit			$ 73,275	$ 35,086	$ 58,629
Segment revenue, percentage			8.30%	5.10%	9.40%
Transportation [Member] | Southland Holding Llc [Member]
Gross profit	$ 23,279	$ 36,293
Segment revenue, percentage	6.10%	8.70%